Subsidiaries	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Subsidiaries
Subsidiaries
During 2019 the company acquired AGT, ARX Insurance and Universalna, consolidated CIG and deconsolidated Grivalia Properties as described in note 23. The company has wholly-owned subsidiaries not presented in the tables below that are intermediate holding companies of investments in subsidiaries and intercompany balances, all of which are eliminated on consolidation.

December 31, 2019	Domicile	Fairfax's ownership (100% other than as shown below)
Insurance and reinsurance
Northbridge Financial Corporation (Northbridge)	Canada
Odyssey Group Holdings, Inc. (Odyssey Group), which consists of:	United States
Hudson Insurance Company (Hudson Insurance)	United States
Newline Holdings UK Limited (Newline)	United Kingdom
Crum & Forster Holdings Corp. (Crum & Forster)	United States
Zenith National Insurance Corp. (Zenith National)	United States
Brit Limited (Brit)	United Kingdom	89.3%
Allied World Assurance Company Holdings, Ltd (Allied World)	Bermuda	70.1%
Fairfax Central and Eastern Europe, which consists of:
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)	Poland
Colonnade Insurance S.A. (Colonnade Insurance)	Luxembourg
FFH Ukraine Holdings (Fairfax Ukraine), which consists of:	Ukraine	70.0%
ARX Insurance Company (ARX Insurance)	Ukraine
Private Joint Stock Company Insurance Company Universalna (Universalna)	Ukraine
Fairfax Latin America, which consists of:
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)	Brazil
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)	Argentina
SBS Seguros Colombia S.A. (SouthBridge Colombia)	Colombia
SBI Seguros Uruguay S.A. (SouthBridge Uruguay)	Uruguay
Southbridge Compañía de Seguros Generales S.A. (SouthBridge Chile)	Chile
Bryte Insurance Company Ltd (Bryte Insurance)	South Africa

Group Re, which underwrites business in:
CRC Reinsurance Limited (CRC Re)	Barbados
Wentworth Insurance Company Ltd. (Wentworth)	Barbados
Connemara Reinsurance Company Ltd. (Connemara)	Barbados

Fairfax Asia, which consists of:
Falcon Insurance Company (Hong Kong) Limited (Falcon)	Hong Kong
The Pacific Insurance Berhad (Pacific Insurance)	Malaysia	85.0%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)	Indonesia	80.0%
Fairfirst Insurance Limited (Fairfirst Insurance)	Sri Lanka	78.0%

Run-off
U.S. Run-off, which consists of:
TIG Insurance Company (TIG Insurance)	United States
European Run-off, which consists of(1):
RiverStone Insurance (UK) Limited (RiverStone (UK))	United Kingdom
RiverStone Managing Agency Limited	United Kingdom
Advent Capital (Holdings) Ltd. (Advent)(2)	United Kingdom
TIG Insurance (Barbados) Company	Barbados

Investment management
Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)	Canada

(1)	Classified as held for sale at December 31, 2019 as described in note 23.

(2)	Transferred to the Run-off reporting segment effective January 1, 2019 as described in note 25.

December 31, 2019		Domicile	Fairfax's ownership		Primary business
Non-insurance companies

Restaurants and retail
Recipe Unlimited Corporation (Recipe), which owns:		Canada	47.9%	(1)	Franchisor, owner and operator of restaurants
100.0% of	Keg Restaurants Ltd. (The Keg)	Canada	47.9%		Owner and operator of premium dining restaurants
100.0% of	Groupe St-Hubert Inc. (St-Hubert)	Canada	47.9%		Full-service restaurant operator and a fully integrated food manufacturer
89.2% of	Original Joe's Franchise Group Inc. (Original Joe's)	Canada	42.7%		Multi-brand restaurant owner and operator
100.0% of	Pickle Barrel Holdings Limited (Pickle Barrel)	Canada	47.9%		Owner and operator of restaurants and catering business
Praktiker Hellas Commercial Societe Anonyme (Praktiker)		Greece	100.0%		Retailer of home improvement goods
Toys "R" Us (Canada) Ltd. (Toys "R" Us Canada)		Canada	100.0%		Retailer of toys and baby products
Sporting Life Group Limited, which owns:		Canada	65.1%		Invests in retail businesses
100.0% of	Sporting Life Inc. (Sporting Life)	Canada	65.1%		Retailer of sporting goods and sports apparel
100.0% of	Golf Town Limited (Golf Town)	Canada	65.1%		Retailer of golf equipment, consumables, athletic apparel and accessories
Kitchen Stuff Plus, Inc. (Kitchen Stuff Plus)		Canada	55.0%		Retailer of housewares and home decor
William Ashley China Corporation (William Ashley)		Canada	100.0%		Retailer of tableware and gifts

Fairfax India
Fairfax India Holdings Corporation (Fairfax India), which owns:		Canada	33.8%	(1)	Invests in public and private Indian businesses
89.5% of	National Collateral Management Services Limited (NCML)	India	30.3%		Provider of agricultural commodities storage
48.8% of	Fairchem Speciality Limited (Fairchem)	India	16.5%		Manufacturer, supplier and exporter of aroma chemicals
51.0% of	Saurashtra Freight Private Limited (Saurashtra Freight)	India	17.2%		Container freight station operator

Thomas Cook India
Thomas Cook (India) Limited (Thomas Cook India), which owns:		India	66.9%		Provider of integrated travel and travel-related financial services
100.0% of	Sterling Holiday Resorts Limited (Sterling Resorts)	India	66.9%		Owner and operator of holiday resorts

Other
Fairfax Africa Holdings Corporation (Fairfax Africa), which owns:		Canada	62.0%	(1)	Invests in public and private African businesses
49.3% of	Consolidated Infrastructure Group (CIG)	South Africa	30.6%	(2)	Developer and operator of engineering infrastructure
AGT Food and Ingredients Inc. (AGT)		Canada	59.6%		Originator, processor and distributor of value-added pulses and staple foods.
Dexterra Integrated Facilities Management (Dexterra)		Canada	100.0%		Infrastructure services to industries and government
Boat Rocker Media Inc. (Boat Rocker)		Canada	59.1%		Development, production, marketing and distribution of television programs
Mosaic Capital Corporation (Mosaic Capital)		Canada	—	(3)	Invests in private Canadian businesses
Pethealth Inc. (Pethealth)		Canada	100.0%		Pet medical insurance and database services
Rouge Media Group Inc. (Rouge Media)		Canada	65.0%		Media and marketing solutions

(1)	The company owns multiple voting shares and subordinate voting shares of Recipe, Fairfax India and Fairfax Africa that give it voting rights of 61.6%, 93.8% and 98.5% respectively.

(2)	The company's consolidated ownership of CIG is 31.2% inclusive of a 0.6% ownership interest held by Bryte Insurance.

(3)	The company owns Mosaic Capital warrants that represent a substantive potential voting interest of approximately 62%.